CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares, issued (in shares)	337,816,197	337,489,751	325,733,064
Ordinary shares, outstanding (in shares)	337,816,197	333,581,801	323,640,564
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, issued (in shares)	234,209,217	233,882,749	196,045,898
Ordinary shares, outstanding (in shares)	234,209,217	229,974,799	193,953,398
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, issued (in shares)	103,606,980	103,607,002	129,687,166
Ordinary shares, outstanding (in shares)	103,606,980	103,607,002	129,687,166